Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Agencia Comercial Spirits Ltd
Entity Central Index Key	0002060016
Entity File Number	001-42892
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Mar. 07, 2025
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	No. 23-1, Shenzun Rd., Shengang Dist.
Entity Address, City or Town	Taichung City
Entity Address, Country	TW
Entity Address, Postal Zip Code	429014
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.00004
Trading Symbol	AGCC
Security Exchange Name	NASDAQ
Class A ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	19,876,500
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	14,500,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Tsai Yi Yang
Entity Address, Address Line One	No. 23-1, Shenzun Rd., Shengang Dist.
Entity Address, City or Town	Taichung City
Entity Address, Country	TW
Entity Address, Postal Zip Code	429014
Entity Phone Fax Numbers [Line Items]
City Area Code	+886
Local Phone Number	4-25614413